Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Huale Group Co.Limited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues	$ 136,394
Cost of revenues	(115,220)
Gross profit	21,174
Operating expenses:
Selling and marketing expenses	(279)
General and administrative expenses	(353,637)	(83,756)
Total operating expenses	353,916	83,756
Operating loss	(332,742)	(83,756)
Other income (expenses):
Other income	54,632
Interest expense	(8,749)
Total other income and (expenses)	45,919	168
Loss before taxes from operations	(286,823)	(83,588)
Provision for income taxes
Net loss	(286,823)	(83,588)
Other comprehensive income:
Foreign currency translation income (loss)	8,795	515
Total comprehensive loss	(278,028)	(83,073)
Net loss attributable to : Non-controlling interest	(20,479)
Net loss	(286,823)	(83,588)
Total comprehensive loss attributable to : Owners of the Company	(259,074)	(83,073)
Total comprehensive loss attributable to : Non-controlling interest	(18,954)
Total comprehensive loss	(278,028)	(83,073)
Huale Group Co. Limited [Member]
Revenues	136,394
Cost of revenues	(115,220)
Gross profit	21,174
Operating expenses:
Selling and marketing expenses	(279)
General and administrative expenses	(312,294)	(28,433)
Total operating expenses	(312,573)	(28,433)
Operating loss	(291,399)	(28,433)
Other income (expenses):
Interest income	36	168
Other income	54,632
Interest expense	(8,749)
Total other income and (expenses)	45,919	168
Loss before taxes from operations	(245,480)	(28,265)
Provision for income taxes
Net loss	(245,480)	(28,265)
Other comprehensive income:
Foreign currency translation income (loss)	8,795	515
Total comprehensive loss	(236,685)	(27,750)
Net loss attributable to : Owners of the Company	(225,001)	(28,265)
Net loss attributable to : Non-controlling interest	(20,479)
Net loss	(245,480)	(28,265)
Total comprehensive loss attributable to : Owners of the Company	(217,731)	(27,750)
Total comprehensive loss attributable to : Non-controlling interest	(18,954)
Total comprehensive loss	$ (236,685)	$ (27,750)